Share-Based Compensation - Summary of RSU Activity (Details) - 2017 Plan - Restricted Stock	12 Months Ended
Dec. 31, 2019 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	540,000
Number of shares, Vested	(82,500)
Number of shares, Forfeited	(292,500)
Number of shares, Unvested, Ending balance	165,000